Stock-based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-based Compensation	Stock-based Compensation
Livent Corporation Incentive Compensation and Stock Plan
As of December 31, 2020, the total shares of Livent common stock authorized for issuance under the Livent Corporation Incentive Compensation and Stock Plan (the "Livent Plan") is 6,290,000 shares. Effective January 8, 2021, Livent registered an additional 4,393,837 shares of Livent common stock which were authorized for issuance pursuant to the evergreen provision under the Livent Plan. The Livent Plan provides for the grant of a variety of cash and equity awards to officers, directors, employees and consultants, including stock options, restricted stock, restricted stock units (including performance units), stock appreciation rights, and management incentive awards. The Compensation and Organization Committee of the Livent Board of Directors (the “Livent Committee”) has the authority to amend the Livent Plan at any time, approve financial targets, award grants, establish performance objectives and conditions and the times and conditions for payment of awards.
Stock options granted under the Livent Plan may be incentive or non-qualified stock options. The exercise price for stock options may not be less than the fair market value of the stock at the date of grant. Awards granted under the Livent Plan vest or become exercisable or payable at the time designated by the Livent Committee. The options granted in 2020 will vest on the third anniversary of the date of grant, subject generally to continued employment, and cost is recognized over the vesting period. Incentive and non-qualified options granted under the Livent Plan expire not later than 10 years from the grant date.
Under the Livent Plan, awards of restricted stock units ("RSUs") vest over periods designated by the Livent Committee. The RSUs granted in 2020 to employees vest on the same schedule as the stock options granted in 2020. The RSUs granted to non-employee directors in 2020 vest at the Company's next annual meeting of stockholders following the grant date. Compensation cost is recognized over the vesting periods based on the market value of Livent common stock on the grant date of the award.
Conversion of FMC Corporation Incentive Compensation and Stock Plan ("FMC Plan") Awards
FMC has a share-based compensation plan, in which Lithium Business employees were eligible to participate prior to the IPO. Effective March 1, 2019 (the "Distribution Date") each outstanding FMC equity award pursuant to the FMC Plan held by a Lithium Business employee was converted into a Livent equity award ("Converted Award") pursuant to the Livent Plan. The number of Livent shares subject to each Converted Award (and in the case of stock options, the exercise price of the award) was adjusted to preserve the aggregate intrinsic value of the original FMC Plan award as measured before and after the conversion, subject to rounding. Each such Converted Award remains subject to the same terms and conditions (including vesting and payment schedules) as were applicable immediately prior to the above described conversion, except that the Converted Awards held by Lithium Business employees are not subject to any performance-based vesting conditions. Additionally, each outstanding award of FMC RSUs held by FMC employees and issued prior to 2019 was converted into Adjusted FMC RSUs which will vest in both FMC and Livent common stock shares, subject to the same terms and conditions as were applicable immediately prior to the conversion.
Stock Compensation
We recognized the following stock compensation expense for awards under the Livent Plan:

	Year Ended December 31,
(in Millions)	2020	2019	2018
Stock Option Expense, net of taxes of $0.2, $0.4 and less than $0.1	$1.1	$1.7	$0.2
Restricted Stock Expense, net of taxes of $0.5, $0.8 and $0.1	2.6	2.8	0.2
Total Stock Compensation Expense, net of taxes of $0.7, $1.2 and $0.1 (1)	$3.7	$4.5	$0.4
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1.Gross stock compensation charges of $4.1 million, $0.2 million and $0.1 million were recorded to "Selling, general and administrative expenses", "Restructuring and other charges", and "Separation-related costs", respectively, in our consolidated and combined statements of operations for the year ended December 31, 2020. Gross stock compensation charges of $4.3 million, $1.2 million and $0.2 million were recorded to "Selling, general and administrative expenses", "Restructuring and other charges", and "Separation-related costs", respectively, in our consolidated and combined statements of operations for the year ended December 31, 2019. For the year ended December 31, 2018, this expense is classified as "Selling, general and administrative expenses" in our consolidated and combined statements of operations. After the Separation, an additional $0.4 million of stock compensation expense, not included in the table above, was recorded net of taxes of $0.1 million in the fourth quarter of 2018 related to awards held by Livent employees that were issued under the FMC Corporation Incentive Compensation and Stock Plan.
Stock Options
The grant date fair values of the stock options granted in the year ended December 31, 2020, were estimated using the Black-Scholes option valuation model, the key assumptions for which are listed in the table below. The expected volatility assumption is based on the historical volatility of a group of twelve of our publicly traded peers that operate in the specialty chemical sector and five companies that have recently been spun off from larger publicly traded companies. The expected life represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on U.S. Treasury securities with terms equal to the expected timing of stock option exercises as of the grant date. The dividend yield assumption reflects anticipated dividends on Livent's common stock. Livent stock options granted in 2020 cliff vest on the third anniversary following the grant date and expire ten years from the date of grant.
The following table contains Black Scholes valuation assumptions for stock option granted for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Expected dividend yield	—%	—%	—%
Expected volatility	20.2% - 20.7%	20.1% - 21.0%	21.7%
Expected life (in years)	6.5	6.5	6.75
Risk-free interest rate	1.20% - 1.73%	1.86% - 2.55%	3.11%
The weighted-average grant date fair value of options granted during the years ended December 31, 2020, 2019 and 2018 was $2.29 per share, $3.26 and $5.23 per share, respectively.
The following table shows stock option activity, for the year ended December 31, 2020:

	Number of Options Granted But Not Exercised	Weighted-Average Remaining Contractual Life (in Years)	Weighted-Average Exercise Price Per Share	Aggregate Intrinsic Value (in Millions)
Outstanding December 31, 2019	1,638,161	6.4 years	$12.38	$0.5
Granted	309,330		$9.69
Exercised	(169,273)		$7.23	$0.4
Forfeited	(23,724)		$14.84
Cancelled	(29,000)		$9.62
Outstanding December 31, 2020	1,725,494	6.2 years	$12.45	$11.0
Exercisable at December 31, 2020	560,366	4.5 years	$8.60	$5.7
As of December 31, 2020, we had total remaining unrecognized compensation cost related to unvested stock options of $1.7 million which will be amortized over the weighted-average remaining requisite service period of approximately 1.9 years. No stock options were exercised during the years ended December 31, 2019 and 2018.
Restricted Stock Unit Awards
The grant date fair value of RSUs under the Livent Plan is based on the market price per share of Livent's common stock on the date of grant, and the related compensation cost is amortized to expense on a straight-line basis over the vesting period during which the employees perform related services, which for the RSUs granted in 2020 is cliff vesting on the third anniversary following the grant date.
The following table shows RSU activity for the year ended December 31, 2020:

	Restricted Stock Units
	Number of awards	Weighted-Average Grant Date Fair Value
Nonvested December 31, 2019	631,991	$12.62
Granted	249,205	$7.31
Vested	(178,979)	$10.27
Forfeited	(15,211)	$12.01
Nonvested December 31, 2020	687,006	$11.50
The weighted-average grant date fair value of RSUs granted during the years ended December 31, 2020, 2019 and 2018 was $7.31 per share, $11.50 per share and $16.94 per share, respectively. The intrinsic value of RSUs vested during the years ended December 31, 2020 and 2019 was $1.6 million and $0.7 million, respectively. The total fair value of RSUs vested during the years ended December 31, 2020 and 2019 was $1.7 million and $0.7 million, respectively. No RSUs vested during 2018.
As of December 31, 2020, there was total remaining unrecognized compensation cost related to unvested RSUs of $2.6 million which will be amortized over the weighted-average remaining requisite service period of approximately 1.6 years

FMC Corporation Incentive Compensation and Stock Plan ("FMC Plan")
FMC has a share-based compensation plan, in which Lithium Business employees were eligible to participate prior to the IPO. Prior to the IPO, the Lithium Business was allocated an apportioned amount of stock-based compensation expenses related to these awards based on the awards and terms previously granted to its employees as well as an allocation of FMC’s corporate employee expenses. The consolidated and combined financial statements include share-based compensation expense associated with our employees and FMC's costs that have been allocated to us based on awards and terms previously granted. The grant-date fair value of these awards is expensed over the vesting period during which employees perform related services. For the years ended December 31, 2019 and 2018, share-based compensation expense associated with the FMC Plan of $0.4 million and $2.7 million was included in the consolidated and combined financial statement, respectively.
Treatment of Outstanding Equity Awards pursuant to the FMC Plan - Effective March 1, 2019 (the "Distribution Date") each outstanding FMC equity award pursuant to the FMC Plan held by a Lithium Business employee was converted into a Livent equity award ("Converted Award") pursuant to the Livent Plan. The number of Livent shares subject to each Converted Award (and in the case of stock options, the exercise price of the award) was adjusted to preserve the aggregate intrinsic value of the original FMC Plan award as measured before and after the conversion, subject to rounding. Each such Converted Award will remain subject to the same terms and conditions (including vesting and payment schedules) as were applicable immediately prior to the above described conversion, except that the Converted Awards held by Lithium Business employees will not be subject to any performance-based vesting conditions. Additionally, each outstanding award of FMC RSUs held by FMC employees and issued prior to 2019 was converted into Adjusted FMC RSUs which will vest in both FMC and Livent common stock shares, subject to the same terms and conditions as were applicable immediately prior to the conversion.